Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
14.	SUBSEQUENT EVENTS

Management has evaluated all subsequent events to determine if events or transactions occurring through the date the condensed consolidated financial statements were issued, require adjustment to or disclosure in the accompanying condensed consolidated financial statements.

Warrants

On July 23, 2019, pursuant to agreements with certain warrant holders, the Company canceled warrants for the purchase of 364,639 shares of common stock, with exercise prices between $2.00 and $2.50 per share, which includes warrants for the purchase of 151,383 shares of common stock held by the Company’s President and CEO.

Stock Options

On July 8, 2019, the Company granted options for the purchase of 3,139,890 shares of common stock at an exercise price of $0.385 per share to certain employees and consultants under the 2018 Stock Option Plan, which includes options for the purchase of 2,209,890 common shares granted to the Company’s President and CEO, options for the purchase of 155,000 common shares granted to the Company’s CFO, and options for the purchase of 150,000 shares granted to a member of the Company’s board of directors. The options vest 25% on the first anniversary of the date of grant with the remainder vesting quarterly over the next three years.

On August 5, 2019, GGI granted options for the purchase of 100,000 shares of common stock of GGI at an exercise price of $0.55 per share to an advisor under GGI’s 2018 Stock Option Plan. The options vest 25% on the first anniversary of the date of grant with the remainder vesting quarterly over the next three years.

Sale of Common Stock

Between July 1, 2019 and August 1, 2019, the Company sold 1,571,429 shares of its common stock to accredited investors for total gross proceeds of $550,000.

Foreign Currency Exchange Rates

The Argentine peso to United States dollar exchange rate was 54.8307, 42.5150 and 37.5690 at August 18, 2019, June 30, 2019 and December 31, 2018, respectively.

The British pound to United States dollar exchange rate was 0.8227, 0.7878 and 0.7851 at August 18, 2019, June 30, 2019 and December 31, 2018, respectively.

Reverse Stock Split

On July 8, 2019, the stockholders of the Company approved a reverse stock split of the outstanding shares of common stock in a range from one-for-two (1:2) up to one-for-twenty-five (1:25), or anywhere between, if required for the listing of the Company’s common stock to a national exchange on or before June 30, 2020.

18. SUBSEQUENT EVENTS

Stock Options

On January 31, 2019, the Board of Directors of GGH granted options to certain employees as consideration for their services to GGH, which included options to acquire 450,000 shares of common stock to GGH’s Chief Executive Officer and options to acquire 75,000 shares to GGH’s Chief Financial Officer all at an exercise price of $0.385 per share. The options vest 25% at the first anniversary of the date of grant, with the remaining 75% vesting in equal quarterly installments over the following three years. The options expire on January 31, 2024.

In addition, in connection with services provided by two members of the Board of Directors of GGH, the Board also granted options to acquire 50,000 shares of common stock of the Company at an exercise price of $0.385 per share. The options vest 25% at the first anniversary of the date of grant, with the remaining 75% vesting in equal quarterly installments over the following three years. The options expire on January 31, 2024.

Gaucho Notes

In January 2019, management of GG gave the option to the noteholders of extending the maturity date from December 31, 2018 to March 31, 2019 of their specific convertible promissory notes. All of the noteholders retain their right, but not the obligation, to convert the principal amount of the note plus accrued interest into GG common stock at a 20% discount to the share price in a future offering of common stock by GG. As of February 11, 2019, all noteholders representing have agreed to the extension of the maturity date on their convertible notes, except for noteholders holding notes in the amount of $10,500 which have matured.

Between January 1, 2019 and March 4, 2019, GG has sold convertible promissory notes in the total amount of $751,000 to accredited investors. The maturity date of the notes is March 31, 2019, and at the option of the holder, the principal amount of the note plus accrued interest can be converted into GG common stock at a 20% discount to the share price in a future offering of common stock by GG.

On March 13, 2019, the Company issued 181,185 shares of common stock at $0.35 per share to employees for the year ended December 31, 2018 of the 401(k) profit sharing plan.

Common Stock

Between February 8, 2019 and March 27, 2019, GGH sold a total of 2,527,857 shares of its common stock to accredited investors for total gross proceeds of $884,750.

Management has evaluated all subsequent events to determine if events or transactions occurring through the date that the consolidated financial statements were issued, require adjustment to or disclosure in the consolidated financial statements.

Foreign Currency Exchange Rates

The Argentine Peso to United States Dollar exchange rate was 43.370, 37.569 and 18.593 at March 31, 2019, December 31, 2018 and December 31, 2017, respectively.